Borrowings	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Debt Disclosure [Abstract]
Borrowings

12. BORROWINGS

Fixed rate advances from the FHLB of New York mature as follows:

	December 31, 2014		June 30, 2014
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Maturing in years ending June 30:
2015	$375,000	0.41%	$320,000	0.38%
2016	7,500	1.09	7,500	1.09
2017	3,000	1.05	3,000	1.05
2018	5,225	1.18	5,225	1.18
2021	718	4.94	765	4.94
2023	145,000	3.04	145,000	3.04

	536,443	1.15%	481,490	1.21%
Fair value adjustments	19		29

	$536,462		$481,519

At December 31, 2014, $375.0 million in advances are due within one year while the remaining $161.5 million in advances are due after one year of which $145.0 million are callable in April 2018.

At December 31, 2014, FHLB advances were collateralized by the FHLB capital stock owned by the Bank and mortgage loans and securities with carrying values totaling approximately $796.4 million and $194.6 million, respectively. At June 30, 2014, FHLB advances were collateralized by the FHLB capital stock owned by the Bank and mortgage loans and securities with carrying values totaling approximately $739.4 million and $204.2 million, respectively.

Borrowings at December 31, 2014 and June 30, 2014 also included overnight borrowings in the form of depositor sweep accounts totaling $26.5 million and $30.7 million, respectively. Depositor sweep accounts are short term borrowings representing funds that are withdrawn from a customer’s noninterest-bearing deposit account and invested in an uninsured overnight investment account that is collateralized by specified investment securities owned by the Bank.

Note 14 – Borrowings

Fixed-rate advances from FHLB of New York mature as follows:

	June 30,
	2014		2013
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in Thousands)

Maturing in years ending June 30:
2014	$—	—%	$105,000	0.39%
2015	320,000	0.38	—	—
2016	7,500	1.09	—	—
2017	3,000	1.05	—	—
2018	5,225	1.18	—	—
2021	765	4.94	854	4.94
2023	145,000	3.04	145,000	3.04

	481,490	1.21%	250,854	1.94%
Fair value adjustments	29		77

	$481,519		$250,931

At June 30, 2014, $320.0 million in advances are due within one year while the remaining $161.5 million in advances are due after one year of which $145.0 million are callable in April 2018.

At June 30, 2014, FHLB advances were collateralized by the FHLB capital stock owned by the Bank and mortgage loans and securities with carrying values totaling approximately $739.4 million and $204.2 million, respectively. At June 30, 2013, FHLB advances were collateralized by the FHLB capital stock owned by the Bank and mortgage loans and securities with carrying values totaling approximately $433.2 million and $222.7 million, respectively.

Borrowings at June 30, 2014 and 2013 also included overnight borrowings in the form of depositor sweep accounts totaling $30.7 million and $36.8 million, respectively. Depositor sweep accounts are short term borrowings representing funds that are withdrawn from a customer’s noninterest-bearing deposit account and invested in an uninsured overnight investment account that is collateralized by specified investment securities owned by the Bank.